Income Taxes	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Income Taxes [Abstract]
INCOME TAXES

Note 12. INCOME TAXES

On December 22, 2017, the “Tax Cuts and Jobs Act” (“The Act”) was enacted. Under the provisions of the Act, the U.S. corporate tax rate decreased from 35% to 21%. Since the Company has a June 30 fiscal year-end, a blended U.S. statutory federal rate of approximately 28% for the fiscal year ending June 30, 2018 is applied to the provision for income tax, and a 21% for subsequent fiscal years.

The Company re-measured certain deferred tax assets based on blended rate of 28% at which these deferred tax amounts are expected to reverse in the future and the re-measurement resulted in a tax expense of $120,400 being recognized during the three and six months ended December 31, 2017.

In addition, the Company recorded a provisional amount for its one-time transition tax for all of its foreign subsidiaries, resulting in an increase in income tax expense of $478,499 for the three and six months ended December 31, 2017. The one-time transition tax was calculated using the Company’s total post-1986 overseas net earnings and profits which amounted to approximately $5.7 million. The one-time transition tax is taxed at the rate of 15.5% for the Company’s cash and cash equivalents and 8% for the other assets to be paid over 8 years.

The Company’s income tax benefit (expense) for the three and six months ended December 31, 2017 and 2016 is as follows:

	For the three months ended December 31,		For the six months ended December 31,
	2017	2016	2017	2016

Current
USA	$-	$-	$(60,162)	$-
Hong Kong	(5,113)	(27,576)	(9,422)	(34,101)
China	(118,867)	(45,815)	(250,925)	(110,911)
One-time transition tax on accumulated foreign earnings	(478,499)	-	(478,499)	-
	(602,479)	(73,391)	(799,008)	(145,012)
Deferred

USA	1,173,600	-	1,073,700	-
Total income tax benefit (expense)	$571,121	$(73,391)	$274,692	$(145,012)

The Company recorded income tax benefit of $571,121 in the three months ended December 31, 2017, compared to income tax expense of $73,391 in the three months ended December 31, 2016. The Company recorded income tax benefit of $274,692 in the six months ended December 31, 2017, compared to income tax expense of $145,012 in the six months ended December 31, 2016.

The Company’s deferred tax assets are comprised of the following:

	December 31,	June 30,
	2017	2017

Allowance for doubtful accounts	$333,000	$106,000
Stock-based compensation	687,000	790,000
Net operating loss	1,316,000	1,464,000
Total deferred tax assets	2,336,000	2,360,000
Valuation allowance	(512,900)	(1,610,600)
Deferred tax assets, net - long-term	$1,823,100	$749,400

The Company’s operations in the U.S. for federal tax purposes have incurred a cumulative net operating loss (“NOL”) of approximately $5,567,000 as of December 31, 2017, which may reduce federal future taxable income. For the three and six months ended December 31, 2017, approximately $241,000 and 637,000 of NOL was utilized, respectively.

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. The Company considers many factors when assessing the likelihood of future realization of the deferred tax assets, including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes, and other relevant factors. Management has provided an allowance against the deferred tax assets balance as of December 31, 2017. The net decrease in the valuation allowance for the three and six months ended December 31, 2017 amounted to $1,038,600 and $1,097,700, respectively on the basis of management’s reassessment of the amount of its deferred tax assets that are more likely than not to be realized. Management considers new evidence, both positive and negative, that could affect its future realization of deferred tax assets. Due to enactment of the Act, NOL could be carried forward indefinitely and the Company has pretax income resulting in utilization of the NOL in the current period, management determined that there is sufficient positive evidence to conclude that it is more likely than not that all of its NOL are realizable.

The Company’s taxes payable consists of the following:

	December 31,	June 30,
	2017	2017

VAT tax payable	$552,144	$520,436
Corporate income tax payable	2,079,776	1,290,832
Others	67,036	74,948
Total	2,698,956	1,886,216
Less: current portion	2,258,737	1,886,216
Income tax payable - noncurrent portion	$440,219	$-

Note 13. INCOME TAXES

Income tax expense for the years ended June 30, 2017 and 2016 varied from the amount computed by applying the statutory income tax rate to income before taxes. Reconciliations between the expected federal income tax rates using the federal statutory tax rate of 34% to the Company’s effective tax rate are as follows:

	For the years ended June 30,
	2017	2016
	%	%

U.S. statutory tax rate	34.0	34.0
U.S. permanent difference	3.9	(11.0)
Change in valuation allowance	(39.9)	(105.9)
Rate differential in foreign jurisdiction	(13.1)	25.0
Other	-	3.3
	(15.1)	(54.6)

The Company’s income tax benefit (expense) for the years ended June 30, 2017 and 2016 are as follows:

	For the years ended June 30,
	2017	2016

Current
USA	$-	$-
Hong Kong	(70,958)	23,287
China	(206,358)	(555,280)
	(277,316)	(531,993)

Deferred
USA	749,400	(280,600)
	749,400	(280,600)

Total income tax benefit (expense)	$472,084	$(812,593)

The Company’s deferred tax assets are comprised of the following:

	For the years ended June 30,
	2017	2016

Allowance for doubtful accounts	$106,000	$112,000
Stock-based compensation	790,000	735,000
Net operating loss	1,464,000	3,752,000
Total deferred tax assets	2,360,000	4,599,000
Valuation allowance	(1,610,600)	(4,599,000)
Deferred tax assets, net - long-term	$749,400	$-

The Company’s operations in the U.S. have incurred a cumulative net operating loss (“NOL”) of approximately $6,205,000 as of June 30, 2017, which may reduce future taxable income. For the year ended June 30, 2017, approximately $1,853,000 of NOL was utilized and the tax benefit derived from such NOL was approximately $630,000. For the year ended June 30, 2016, the utilization of NOL was nil and no tax benefit was derived from NOL. This carry-forward will expire if not utilized by 2036.

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. The Company considers many factors when assessing the likelihood of future realization of the deferred tax assets, including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes, and other relevant factors. Part of the Company’s traditional business, such as shipping agency services and shipping and chartering services, is temporarily suspended. Management has provided an allowance against the deferred tax assets balance as of June 30, 2017. The net decrease in the valuation allowance for the year ended June 30, 2017 was $2,988,000 and the net increase in the valuation allowance for the same period of 2016 was $2,026,600.

The Company’s taxes payable consists of the following:

	June 30,	June 30,
	2017	2016

VAT tax payable	$520,436	$475,066
Corporate income tax payable	1,290,832	1,100,380
Others	74,948	61,751
Total	$1,886,216	$1,637,197